Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income	$ 8,397,532	$ 6,231,298
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	981,691	1,032,418
Provision for loan losses	780,000	650,000
Deferred income tax	(11,359)	784,331
Net realized loss (gain) on sale of securities AFS	32,718	(3,384)
Gain on sale of loans	(345,780)	(317,432)
(Gain) loss on sale of bank premises and equipment	(260,013)	29,029
Loss (gain) on sale of OREO	2,397	(143)
Income from CFS Partners	(514,485)	(415,561)
Amortization of bond premium, net	128,469	126,863
Write down of OREO	78,447	40,000
Proceeds from sales of loans held for sale	12,507,561	14,152,736
Originations of loans held for sale	(11,124,494)	(14,872,591)
(Decrease) increase in taxes payable	(23,758)	475,048
Increase in interest receivable	(248,923)	(233,408)
Decrease in mortgage servicing rights	78,338	127,409
(Increase) decrease in other assets	(790,320)	98,223
Increase in cash surrender value of BOLI	(92,317)	(96,376)
Amortization of core deposit intangible	0	272,691
Amortization of limited partnerships	411,061	617,233
Increase in unamortized loan costs	(44,963)	(8,521)
Increase in interest payable	12,524	28,021
Increase in accrued expenses	149,648	86,309
Increase (decrease) in other liabilities	62,805	(738,549)
Net cash provided by operating activities	10,166,779	8,065,644
Investments - HTM
Maturities and pay downs	33,578,091	37,344,426
Purchases	(31,820,149)	(36,282,760)
Investments - AFS
Maturities, calls, pay downs and sales	8,543,078	11,497,241
Purchases	(10,093,214)	(16,565,733)
Proceeds from redemption of restricted equity securities	1,147,500	1,055,800
Purchases of restricted equity securities	(1,193,300)	(3,600)
Increase in limited partnership contributions payable	388,750	459,250
Investments in limited liability entities	(877,000)	(486,750)
Proceeds from other investments - SERP	0	1,102,815
Increase in loans, net	(29,593,914)	(16,589,721)
Capital expenditures net of proceeds from sales of bank premises and equipment	(90,957)	(575,068)
Proceeds from sales of OREO	335,056	462,063
Recoveries of loans charged off	126,462	91,795
Net cash used in investing activities	(29,549,597)	(18,490,242)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	50,367,124	27,353,470
Net (decrease) increase in money market and savings accounts	(12,516,729)	25,088,814
Net increase in time deposits	10,331,190	3,457,664
Net increase (decrease) in repurchase agreements	1,873,717	(1,775,347)
Net decrease in short-term borrowings	0	(30,000,000)
Proceeds from long-term borrowings	0	2,000,000
Repayments on long-term borrowings	(2,000,000)	0
Decrease in capital lease obligations	(115,060)	(101,354)
Redemption of preferred stock	(500,000)	0
Dividends paid on preferred stock	(103,125)	(101,563)
Dividends paid on common stock	(2,672,985)	(2,457,871)
Net cash provided by financing activities	44,664,132	23,463,813
Net increase in cash and cash equivalents	25,281,314	13,039,215
Cash and cash equivalents:
Beginning	42,653,501	29,614,286
Ending	67,934,815	42,653,501
Supplemental Schedule of Cash Paid During the Period:
Interest	4,472,564	3,040,369
Income taxes, net of refunds	1,365,000	1,032,720
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized loss on securities AFS	(472,769)	(209,411)
Loans transferred to OREO	333,051	392,155
Common Shares Dividends Paid:
Dividends declared	3,799,864	3,453,884
Increase in dividends payable attributable to dividends declared	(80,078)	(49,315)
Dividends reinvested	(1,046,801)	(946,698)
Total	$ 2,672,985	$ 2,457,871